Unearned Revenue (Details) - Schedule of Unearned Revenue - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Unearned Revenue [Abstract]
Unearned revenue	$ 920	$ 1,146
Total	$ 920	$ 1,146